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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 93.1%
		Australia: 3.0%
44,912		Amcor Ltd.	$233,343
5,170		AMP Ltd.	24,570
76,740	@	Asciano Group	102,952
5,002		ASX Ltd.	131,210
29,250		Australia & New Zealand Banking Group Ltd.	553,573
12,494		Bendigo Bank Ltd.	89,269
31,337		BHP Billiton Ltd.	1,016,577
110,772		BlueScope Steel Ltd.	213,939
8,462		Brambles Ltd.	46,599
17,137		Commonwealth Bank of Australia	750,833
8,328		Computershare Ltd.	76,167
23,064		Crown Ltd.	149,528
8,289		CSL Ltd.	219,632
15,260		Goodman Fielder Ltd.	17,490
2,873		Macquarie Group Ltd.	105,938
18,329		National Australia Bank Ltd.	381,850
1,075		Newcrest Mining Ltd.	28,995
27,581		OneSteel Ltd.	74,363
1,220		Orica Ltd.	25,968
21,156		Origin Energy Ltd.	265,698
137,583	@	Qantas Airways Ltd.	283,410
5,237		QBE Insurance Group Ltd.	86,369
2,497		Rio Tinto Ltd.	142,329
22,560		Suncorp-Metway Ltd.	154,278
20,083		Wesfarmers Ltd.	488,569
33,706		Westpac Banking Corp.	661,557
3,660		Woodside Petroleum Ltd.	133,703
15,166		Woolworths Ltd.	338,144
5,699		WorleyParsons Ltd.	119,551
			6,916,404
		Austria: 0.2%
1,170		Erste Bank der Oesterreichischen Sparkassen AG	41,123
8,084		Voestalpine AG	223,705
1,979	@	Wiener Staedtische Allgemeine Versicherung AG	81,882
			346,710
		Barbados: 0.3%
33,900	@, S	Nabors Industries Ltd.	645,117
			645,117
		Belgium: 0.5%
14,362		Anheuser-Busch InBev NV	683,692
24,304	@	Anheuser-Busch InBev NV	89
18,284		Fortis	46,292
1,772		Groupe Bruxelles Lambert S.A.	126,922
5,787		UCB S.A.	189,846
			1,046,841
		Denmark: 0.2%
1,652	@	Danske Bank A/S	33,206
6,566		Novo-Nordisk A/S	502,732
			535,938
		Finland: 0.4%
6,108		Metso OYJ	190,405
24,642		Nokia OYJ	247,543
9,037		Nokian Renkaat OYJ	208,667
858		Sampo OYJ	18,064
7,980		Wartsila OYJ	340,226
			1,004,905
		France: 3.1%
985		Air Liquide	94,868
17,887		AXA S.A.	291,002
10,710		BNP Paribas	606,827
14,342		Carrefour S.A.	587,852
862		Casino Guichard Perrachon S.A.	65,772
1,273		CNP Assurances	88,611
6,613		Compagnie Generale des Etablissements Michelin	436,079
14,929		Credit Agricole S.A.	160,480
26,281		France Telecom S.A.	496,782
1,312		Gaz de France	40,586
22,800		Groupe Eurotunnel S.A.	174,763
4,806		Lafarge S.A.	274,078
11,297	@	Renault S.A.	400,390
8,938		Sanofi-Aventis	535,029
5,850		Schneider Electric S.A.	576,339
6,053		Scor S.A.	116,592
7,982	@	Societe Generale	341,542
2,471		Societe Television Francaise (T.F.1)	34,774
653		Sodexho Alliance S.A.	36,620

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		France (continued)
3,541		Technip S.A.	$228,916
15,973		Total S.A.	739,969
1,709		Vallourec	312,989
23,091		Vivendi	496,624
			7,137,484
		Germany: 2.7%
3,711		Allianz AG	370,738
8,683		BASF AG	456,918
5,670		Bayer AG	317,276
1,842	@	DaimlerChrysler AG	91,145
7,222		Deutsche Bank AG	429,743
837		Deutsche Boerse AG	51,213
43,726		Deutsche Telekom AG	490,050
9,037		E.ON AG	273,834
2,308		Hannover Rueckversicheru - Reg	98,794
7,675		HeidelbergCement AG	406,540
1,302		Henkel KGaA	51,801
484		Hochtief AG	31,058
28,888	@	Infineon Technologies AG	161,440
4,936		Linde AG	506,035
2,574		Muenchener Rueckversicherungs AG	326,374
7,430		RWE AG	534,755
12,508	@	SAP AG	529,347
9,718		Siemens AG	874,326
14,474	@	United Internet AG	183,421
			6,184,808
		Greece: 0.3%
9,777	@	EFG Eurobank Ergasias S.A.	48,952
22,129		Hellenic Telecommunications Organization S.A.	184,592
1,470	@	National Bank of Greece S.A.	17,784
23,070	@	Public Power Corp.	357,533
			608,861
		Hong Kong: 1.0%
70,500		BOC Hong Kong Holdings Ltd.	157,119
7,000		Cheung Kong Holdings Ltd.	79,106
27,500		CLP Holdings Ltd.	193,419
3,800		Hang Seng Bank Ltd.	50,848
33,800		Hong Kong & China Gas	74,081
5,200		Hong Kong Exchanges and Clearing Ltd.	80,221
24,000		HongKong Electric Holdings	141,727
77,000		Hutchison Whampoa Ltd.	480,107
33,000		Hysan Development Co., Ltd.	85,847
8,000		Li & Fung Ltd.	35,330
16,000		New World Development Ltd.	25,777
594,000		PCCW Ltd.	158,894
24,000		Shangri-La Asia Ltd.	42,095
21,000		Sun Hung Kai Properties Ltd.	278,247
15,500		Swire Pacific Ltd.	167,604
24,000		Wharf Holdings Ltd.	117,612
28,000		Wheelock & Co., Ltd.	73,579
			2,241,613
		Italy: 1.3%
1,922		Altantia S.p.A.	35,478
8,438		Assicurazioni Generali S.p.A.	152,504
1,657	@	Autogrill S.p.A.	18,235
18,482		Banca Popolare di Milano Scrl	77,426
12,409		Banche Popolari Unite Scpa	110,644
139,876		Enel S.p.A.	638,415
38,350		ENI S.p.A.	718,603
107,796		Intesa Sanpaolo S.p.A.	280,777
27,289		Intesa Sanpaolo S.p.A. - RNC	55,271
49,752		Mediaset S.p.A.	308,162
1,736	@	Mediobanca S.p.A.	13,037
11,024		Saipem S.p.A.	340,134
123,367		UniCredito Italiano S.p.A.	255,930
			3,004,616
		Japan: 9.0%
20,000		77 Bank Ltd.	102,575
10,000		Aeon Co., Ltd.	103,145
2,700		Aeon Credit Service Co., Ltd.	26,139
8,000		Aisin Seiki Co., Ltd.	222,818
18,000		Asahi Glass Co., Ltd.	188,878
12,000		Bank of Kyoto Ltd.	94,987
14,642		Bridgestone Corp.	235,700
26,400		Brother Industries Ltd.	289,134
2,700		Canon Sales Co., Inc.	39,425
4,600		Canon, Inc.	188,024
9,000		Chiba Bank Ltd.	54,423
18,000		Chubu Electric Power Co., Inc.	414,880
7,400		Credit Saison Co., Ltd.	83,889
27		Dai-ichi Life Insurance Co. Ltd.	43,985
24,400		Dainippon Sumitomo Pharma Co., Ltd.	190,030
8,581		East Japan Railway Co.	545,043

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		Japan (continued)
2,700		Eisai Co., Ltd.	$88,046
5,000		Fuji Heavy Industries Ltd.	28,117
1,200		Fuji Photo Film Co., Ltd.	35,344
29,000		Fukuoka Financial Group, Inc.	119,880
19,000		Gunma Bank Ltd.	96,988
53,000		Hokugin Financial Group, Inc.	95,420
14,500		Honda Motor Co., Ltd.	440,715
6,900		Hoya Corp.	163,903
2,500		Idemitsu Kosan Co., Ltd.	182,989
57,000		Itochu Corp.	469,464
1,500		Japan Petroleum Exploration Co.	68,047
34		Japan Tobacco, Inc.	106,662
15,500		JFE Holdings, Inc.	510,373
11,000		Kajima Corp.	25,769
800		Kansai Electric Power Co., Inc.	18,293
10,400		Kao Corp.	221,529
19,000		Keisei Electric Railway Co., Ltd.	102,825
25,000		Kirin Brewery Co., Ltd.	334,626
9,000		Konica Minolta Holdings, Inc.	98,363
4,500		Kuraray Co., Ltd.	54,962
16,635		Kyushu Electric Power Co., Inc.	338,944
5,500		Mabuchi Motor Co., Ltd.	276,824
7,200		Makita Corp.	196,996
80,000		Mazda Motor Corp.	204,940
28,800		Mitsubishi Corp.	648,563
14,000		Mitsubishi Estate Co., Ltd.	214,884
67,000		Mitsubishi Gas Chemical Co., Inc.	362,719
144,200		Mitsubishi UFJ Financial Group, Inc.	698,314
42,400		Mitsui & Co., Ltd.	607,790
9,497		Mitsui Fudosan Co., Ltd.	143,723
8,500		Mitsui Sumitomo Insurance Group Holdings, Inc.	207,290
100,703		Mizuho Financial Group, Inc.	181,272
7,300		Murata Manufacturing Co., Ltd.	354,693
3,500		Nidec Corp.	318,246
900		Nintendo Co., Ltd.	261,684
23,000		Nippon Electric Glass Co., Ltd.	295,888
119,000		Nippon Steel Corp.	410,968
9,400		Nippon Telegraph & Telephone Corp.	385,503
101,000		Nippon Yusen KK	360,668
35,163		Nishi-Nippon City Bank Ltd.	96,036
42,800	@	Nissan Motor Co., Ltd.	307,892
3,300		Nissha Printing Co., Ltd.	97,780
29,500		Nisshin Seifun Group, Inc.	325,156
9,800		Nitto Denko Corp.	347,131
5,579	@	NKSJ Holdings, Inc.	34,182
26,600		Nomura Holdings, Inc.	164,081
234		NTT DoCoMo, Inc.	349,938
110		NTT Urban Development Corp.	90,843
2,600		Oriental Land Co., Ltd.	197,632
24,000		Ricoh Co., Ltd.	341,462
4,600		Rohm Co., Ltd.	291,468
8,208		Sankyo Co., Ltd.	354,803
23,400		Sapporo Hokuyo Holdings, Inc.	85,777
5,500		Sega Sammy Holdings, Inc.	69,656
4,300		Shinko Electric Industries	61,696
92,000		Shinsei Bank Ltd.	93,066
1,000		Softbank Corp.	24,087
14,900		Sony Corp.	459,114
42,100		Sumitomo Corp.	456,732
35,812		Sumitomo Electric Industries Ltd.	422,595
10,200		Sumitomo Mitsui Financial Group, Inc.	303,166
7,800		Sumitomo Rubber Industries, Inc.	69,221
5,142		Sumitomo Trust & Banking Co., Ltd.	27,439
3,750		T&D Holdings, Inc.	87,162
13,632		Takeda Pharmaceutical Co., Ltd.	559,976
6,700		Terumo Corp.	312,893
16,900		Tohoku Electric Power Co., Inc.	333,855
9,989		Tokio Marine Holdings, Inc.	276,181
3,700		Tokyo Electric Power Co., Inc.	91,623
9,000		Toppan Printing Co., Ltd.	74,828
10,000		Tosoh Corp.	26,553
26,900		Toyota Motor Corp.	974,068
5,340		USS Co., Ltd.	348,438
6,000		Yamaguchi Financial Group, Inc.	56,691
			20,768,520
		Kazakhstan: 0.1%
22,539		Eurasian Natural Resources Corp.	323,927
			323,927
		Netherlands: 2.5%
8,939	@	Aegon NV	50,353
10,455		Boskalis Westminster	390,718
5,877		Fugro NV	302,840
3,028		Heineken NV	128,997

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
31,800	@	James Hardie Industries NV	$197,210
1,372		Koninklijke DSM NV	54,198
21,036		Koninklijke Philips Electronics NV	623,682
2,880		Koninklijke Vopak NV	109,122
8,366	@	Randstad Holdings NV	345,915
35,991		Royal Dutch Shell PLC - Class A	944,234
40,693		Royal Dutch Shell PLC - Class B	1,023,941
28,820		Royal KPN NV	371,847
15,487		TNT NV	387,580
29,244		Unilever NV	793,554
			5,724,191
		New Zealand: 0.0%
19,408		Telecom Corp. of New Zealand Ltd.	24,540
			24,540
		Norway: 0.0%
2,610		DnB NOR ASA	25,931
			25,931
		Portugal: 0.2%
39,838		Jeronimo Martins	364,114
			364,114
		Singapore: 0.4%
25,000		DBS Group Holdings Ltd.	246,112
15,000		Jardine Cycle & Carriage Ltd.	297,078
13,000		Oversea-Chinese Banking Corp.	77,498
7,000		Singapore Exchange Ltd.	36,852
9,000		Singapore Telecommunications Ltd.	18,431
73,000		StarHub Ltd.	111,069
9,000		United Overseas Bank Ltd.	116,617
35,000		United Overseas Land Ltd.	96,512
			1,000,169
		Spain: 1.5%
41,194		Banco Bilbao Vizcaya Argentaria S.A.	425,130
25,306		Banco Popular Espanol S.A.	127,163
89,654		Banco Santander Central Hispano S.A.	902,095
14,559		Criteria Caixacorp S.A.	61,539
22,460		Enagas	364,617
7,938		Inditex S.A.	438,892
6,975		Red Electrica de Espana	273,642
51,215		Telefonica S.A.	972,401
			3,565,479
		Sweden: 1.0%
10,527		Atlas Copco AB - Class A	148,499
27,411		Atlas Copco AB - Class B	352,038
11,443		Getinge AB	225,043
9,538		Investor AB	152,979
7,223		Kinnevik Investment AB	112,702
29,603		Nordea Bank AB	241,328
4,461		Ratos AB	111,537
38,087		Svenska Cellulosa AB - B Shares	437,990
2,051		Svenska Handelsbanken AB	49,528
41,706		Telefonaktiebolaget LM Ericsson	418,962
			2,250,606
		Switzerland: 3.1%
3,172	@	ABB Ltd.	53,949
15,622		Compagnie Financiere Richemont S.A.	507,565
13,145		Credit Suisse Group	507,364
7,728		Holcim Ltd.	486,594
27,089		Nestle S.A.	1,222,522
24,912		Novartis AG	1,123,282
1,541		Pargesa Holding S.A.	102,667
8,113		Roche Holding AG - Genusschein	1,110,872
1,570		Swatch Group AG - BR	408,153
471	@	Swiss Life Holding	49,919
5,628		Swiss Reinsurance	227,901
1,734		Synthes, Inc.	182,450
31,888	@	UBS AG - Reg	422,490
22,262		Xstrata PLC	323,190
1,897		Zurich Financial Services AG	385,441
			7,114,359
		United Kingdom: 7.0%
12,479	@	Anglo American PLC	476,246
16,629		AstraZeneca PLC	699,038
3,749	@	Autonomy Corp. PLC	94,404
44,247		Aviva PLC	203,020
132,660		Barclays PLC	578,681
37,307		BG Group PLC	567,967
12,054		BHP Billiton PLC	329,579
157,326		BP PLC	1,121,509
32,092		British American Tobacco PLC	942,248
16,927		Capita Group PLC	189,711
47,771		Compass Group PLC	367,740
30,519		Diageo PLC	465,662
43,081		GlaxoSmithKline PLC	716,491

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
5,656		Group 4 Securicor PLC	$21,363
167,312		HSBC Holdings PLC	1,508,174
20,378		ICAP PLC	113,380
23,715		Imperial Tobacco Group PLC	614,263
20,289		Inmarsat PLC	220,529
96,980		International Power PLC	403,017
21,299		Invensys PLC	84,698
15,713		Investec PLC	110,795
20,318		J Sainsbury PLC	94,648
16,204		Kazakhmys PLC	274,900
50,010		Kingfisher PLC	160,605
95,851		Legal & General Group PLC	108,893
309,433	@	Lloyds TSB Group PLC	250,303
10,049		London Stock Exchange Group PLC	92,489
41,992		Man Group PLC	140,466
33,883		National Grid PLC	244,657
98,288		Old Mutual PLC	161,030
32,230		Pearson PLC	440,703
7,019		Petrofac Ltd.	113,486
15,404		Prudential PLC	120,088
4,102		Reckitt Benckiser PLC	190,949
14,803		Rio Tinto PLC	679,354
5,619,060	@	Rolls-Royce Group PLC - C Shares	8,126
61,234	@	Rolls-Royce Group PLC	518,496
21,254		Royal & Sun Alliance Insurance Group	35,805
34,373	@	Royal Bank of Scotland Group PLC	22,910
1,325		Scottish & Southern Energy PLC	20,042
3,560		Shire PLC	72,447
20,287		Smith & Nephew PLC	182,710
4,440		Smiths Group PLC	65,913
22,744		Standard Chartered PLC	535,077
11,951		Standard Life PLC	31,158
26,365		Tesco PLC	156,299
7,808		Tomkins PLC	27,403
12,897		Unilever PLC	346,349
530,270		Vodafone Group PLC	1,050,365
900		Whitbread PLC	17,878
3,399		WPP PLC	31,844
			16,023,908
		United States: 55.3%
12,100		3M Co.	959,651
37,101		Abbott Laboratories	1,764,524
11,278		Aflac, Inc.	499,615
7,100	S	Alcoa, Inc.	82,644
3,700		Altera Corp.	87,209
51,800		Altria Group, Inc.	1,051,022
3,700	@	Amazon.com, Inc.	464,202
2,100		American Electric Power Co., Inc.	67,116
27,900		American Express Co.	1,112,373
2,100	@	American International Group, Inc.	74,298
3,100		Ameriprise Financial, Inc.	123,349
19,052		AmerisourceBergen Corp.	595,947
20,669	@	Amgen, Inc.	1,070,241
2,600		Amphenol Corp.	110,240
11,800		Anadarko Petroleum Corp.	617,494
9,100		Analog Devices, Inc.	265,447
1,900		Apache Corp.	170,126
11,903	@	Apple, Inc.	3,060,975
9,866		Archer-Daniels-Midland Co.	249,314
500		Assurant, Inc.	17,350
100,100		AT&T, Inc.	2,432,430
500	@	Autozone, Inc.	95,440
9,800		Avon Products, Inc.	259,602
115,340	S	Bank of America Corp.	1,815,452
10,600		Bank of New York Mellon Corp.	288,320
9,400		Baxter International, Inc.	396,962
4,800		BB&T Corp.	145,152
2,000		Becton Dickinson & Co.	142,600
11,152		Bemis Co.	319,839
18,300	@	Berkshire Hathaway, Inc.	1,291,065
20,000		Best Buy Co., Inc.	845,000
3,400	@	Biogen Idec, Inc.	161,262
3,000		Boeing Co.	192,540
20,900	@, S	Boston Scientific Corp.	126,445
13,700		Bristol-Myers Squibb Co.	317,977
11,700		Broadcom Corp.	403,884
3,769		Brown-Forman Corp.	209,029
31,792		CA, Inc.	643,788
3,100		Capital One Financial Corp.	128,030
28,700		Cardinal Health, Inc.	989,863
10,000	@	CareFusion Corp.	254,200
2,400		Caterpillar, Inc.	145,824
10,700	@, S	CB Richard Ellis Group, Inc.	169,381

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,700	@	Celgene Corp.	$89,692
3,600	S	CenterPoint Energy, Inc.	49,032
4,200	@	Cephalon, Inc.	247,212
40,300	S	Charles Schwab Corp.	658,502
4,300		Chesapeake Energy Corp.	96,062
32,242		Chevron Corp.	2,381,717
400		Chubb Corp.	20,096
2,600		Cintas Corp.	67,600
73,192	@	Cisco Systems, Inc.	1,695,127
213,900	@, S	Citigroup, Inc.	847,044
500		Cliffs Natural Resources, Inc.	27,930
1,893		CME Group, Inc.	599,418
5,000		Coach, Inc.	205,550
18,572		Coca-Cola Co.	954,601
33,655	S	Comcast Corp. — Class A	608,819
2,200	@, S	Compuware Corp.	18,018
37,100		ConAgra Foods, Inc.	897,078
16,800		ConocoPhillips	871,248
2,300		Consol Energy, Inc.	83,904
11,900		Constellation Energy Group, Inc.	421,022
6,500	S	Corning, Inc.	113,295
1,400		CSX Corp.	73,150
8,300		CVS Caremark Corp.	287,429
2,000	S	D.R. Horton, Inc.	24,380
5,600	@, S	Dean Foods Co.	59,640
1,200		Deere & Co.	69,216
47,700	@, S	Dell, Inc.	635,841
21,400	@, S	Denbury Resources, Inc.	352,030
2,800		Devon Energy Corp.	178,780
28,200	@	DIRECTV	1,062,858
1,200	S	Discover Financial Services	16,140
2,100	@	Discovery Communications, Inc. - Class A	79,086
9,900		Dominion Resources, Inc.	385,704
5,950		Dover Corp.	267,096
6,200		Dow Chemical Co.	166,842
13,617		DTE Energy Co.	619,710
11,600	S	Duke Energy Corp.	185,136
143,900	@, S	E*Trade Financial Corp.	212,972
2,200		Eastman Chemical Co.	132,858
11,300		Eaton Corp.	790,435
14,616	@	eBay, Inc.	312,929
5,000		Ecolab, Inc.	236,150
25,300		EI Du Pont de Nemours & Co.	915,101
6,700		Eli Lilly & Co.	219,693
49,050	@, S	EMC Corp.	913,311
33,648		Emerson Electric Co.	1,562,613
1,400		Entergy Corp.	105,098
2,300		EOG Resources, Inc.	241,132
4,700		EQT Corp.	184,193
8,000		Exelon Corp.	308,800
3,200		Expedia, Inc.	68,992
2,600	@	Express Scripts, Inc.	261,560
59,162	S	ExxonMobil Corp.	3,576,935
5,400		FedEx Corp.	450,846
12,226	S	Fifth Third Bancorp.	158,816
200	@	First Solar, Inc.	22,472
7,100		FirstEnergy Corp.	249,991
100	@	Flir Systems, Inc.	2,849
1,500		Fluor Corp.	70,380
68,700	@, S	Ford Motor Co.	805,851
11,200	@	Forest Laboratories, Inc.	289,856
5,500		FPL Group, Inc.	274,615
12,200		Freeport-McMoRan Copper & Gold, Inc.	854,610
1,200	@	GameStop Corp.	27,348
6,300	S	Gannett Co., Inc.	97,902
22,970		Gap, Inc.	500,746
900		General Dynamics Corp.	61,110
116,316	S	General Electric Co.	1,901,767
5,400	@	Genzyme Corp.	262,710
3,200	@	Gilead Sciences, Inc.	114,944
4,405		Goldman Sachs Group, Inc.	635,465
2,969	@	Google, Inc. - Class A	1,440,499
13,000	S	H&R Block, Inc.	209,040
3,400		Halliburton Co.	84,422
6,800		Harley-Davidson, Inc.	205,428
3,500	@	Harman International Industries, Inc.	113,050
6,043		Harris Corp.	283,477
6,300		Hess Corp.	335,160
47,609		Hewlett-Packard Co.	2,190,490
6,900		Home Depot, Inc.	233,634
14,500		Honeywell International, Inc.	620,165
3,700	@	Hospira, Inc.	192,622
1,381	S	Hudson City Bancorp., Inc.	17,414

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
4,086	@	Humana, Inc.	$188,160
76,300	S	Huntington Bancshares, Inc.	470,008
5,491		Integrys Energy Group, Inc.	248,303
46,402		Intel Corp.	993,931
1,200	@	IntercontinentalExchange, Inc.	139,356
25,389		International Business Machines Corp.	3,180,226
20,868		International Paper Co.	484,764
2,800	@	Intuit, Inc.	100,072
300	@	Intuitive Surgical, Inc.	96,831
17,486		ITT Corp.	844,224
200	S	Jabil Circuit, Inc.	2,738
16,900	@	Jacobs Engineering Group, Inc.	705,744
29,675		Johnson & Johnson	1,730,053
4,500		Johnson Controls, Inc.	128,385
50,857		JP Morgan Chase & Co.	2,012,920
100	@	Juniper Networks, Inc.	2,662
16,945		Kimberly-Clark Corp.	1,028,562
5,800	@, S	King Pharmaceuticals, Inc.	50,286
6,600	@	Kohl’s Corp.	334,950
6,600		Kraft Foods, Inc.	188,760
16,400		Kroger Co.	330,132
2,000		L-3 Communications Holdings, Inc.	165,260
4,200	S	Lennar Corp.	72,660
17,800		Limited Brands, Inc.	442,508
13,740		Lockheed Martin Corp.	1,098,101
5,400		Loews Corp.	175,554
1,300		Lorillard, Inc.	92,937
3,800		Macy’s, Inc.	84,398
6,400		Marriott International, Inc.	214,080
2,700	S	Masco Corp.	36,045
1,300		Mastercard, Inc.	262,301
4,800		Mattel, Inc.	103,968
8,200		McDonald’s Corp.	548,334
4,300		McGraw-Hill Cos., Inc.	119,540
8,389		McKesson Corp.	587,230
900		MeadWestvaco Corp.	21,510
8,500	@	Medco Health Solutions, Inc.	490,025
4,400		Medtronic, Inc.	172,392
32,927		Merck & Co., Inc.	1,109,311
1,700		Metlife, Inc.	68,833
9,400	@, S	Micron Technology, Inc.	85,446
121,562		Microsoft Corp.	3,136,287
6,100		Molson Coors Brewing Co.	250,344
6,800		Monsanto Co.	345,916
11,400		Moody’s Corp.	233,700
12,600		Morgan Stanley	341,586
9,500	@, S	Motorola, Inc.	65,075
3,300		Murphy Oil Corp.	176,154
5,000	@, S	Mylan Laboratories	97,200
100	@, S	Nasdaq Stock Market, Inc.	1,859
20,140		National Oilwell Varco, Inc.	767,938
6,300	@, S	New York Times Co.	58,464
5,200		Newmont Mining Corp.	279,864
66,000	S	News Corp. - Class A	871,200
4,992		Nicor, Inc.	201,727
4,400	S	NiSource, Inc.	65,824
3,300		Northrop Grumman Corp.	199,617
13,300	@	NRG Energy, Inc.	310,555
1,600		Nucor Corp.	68,880
9,200		NYSE Euronext	263,764
6,100		Occidental Petroleum Corp.	503,311
69,875		Oracle Corp.	1,577,079
6,500		Peabody Energy Corp.	253,240
20,400		PepsiCo, Inc.	1,282,956
2,400		PerkinElmer, Inc.	54,456
88,255	S	Pfizer, Inc.	1,344,124
22,904		Philip Morris International, Inc.	1,010,524
2,550		Pitney Bowes, Inc.	57,732
9,700		PNC Financial Services Group, Inc.	608,675
2,800		PPG Industries, Inc.	179,396
2,500		PPL Corp.	64,525
900	@	Priceline.com, Inc.	172,044
44,150		Procter & Gamble Co.	2,697,124
40,100		Progressive Corp.	785,559
7,700		Prudential Financial, Inc.	444,367
5,000		Public Service Enterprise Group, Inc.	153,150
3,907	@, S	Pulte Homes, Inc.	43,524
14,605		Qualcomm, Inc.	519,354
6,900		Questar Corp.	309,534
3,200	S	Qwest Communications International, Inc.	16,768
14,900		Raytheon Co.	780,909
74,800	S	Regions Financial Corp.	570,724
8,500		Reynolds American, Inc.	443,190

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,500		Robert Half International, Inc.	$37,935
8,000		Ross Stores, Inc.	419,200
11,600	@	Rowan Cos., Inc.	287,216
8,100	S	RR Donnelley & Sons Co.	155,196
1,600		Ryder System, Inc.	71,904
1,200	@	Salesforce.com, Inc.	103,836
3,100	@	Sandisk Corp.	144,522
83,900	S	Sara Lee Corp.	1,188,863
13,000		Schlumberger Ltd.	729,950
1,600	@	Sears Holding Corp.	140,896
10,400		Sempra Energy	478,400
1,500	@, S	SLM Corp.	16,665
3,100		Smith International, Inc.	116,436
4,300	@	Southwestern Energy Co.	161,723
3,100		Spectra Energy Corp.	62,031
41,800	@, S	Sprint Nextel Corp.	214,434
700		Stanley Black & Decker, Inc.	39,053
6,100		Staples, Inc.	131,272
9,900		Starbucks Corp.	256,311
6,100		Starwood Hotels & Resorts Worldwide, Inc.	282,125
8,823		State Street Corp.	336,774
3,700		SunTrust Bank	99,715
4,300	@, S	Symantec Corp.	60,931
1,300		T. Rowe Price Group, Inc.	64,376
20,208		Target Corp.	1,101,942
100	@	Teradata Corp.	3,194
15,500		Texas Instruments, Inc.	378,510
1,800		Textron, Inc.	37,206
16,986	@	Thermo Fisher Scientific, Inc.	884,291
6,400		Time Warner Cable, Inc.	350,272
14,900		Time Warner, Inc.	461,751
7,000		TJX Cos., Inc.	318,220
4,500	S	Total System Services, Inc.	65,700
11,271		Travelers Cos., Inc.	557,576
2,600		Union Pacific Corp.	185,718
30,933		United Technologies Corp.	2,084,266
19,895		UnitedHealth Group, Inc.	578,348
5,698		UnumProvident Corp.	131,624
3,100	@	Urban Outfitters, Inc.	112,530
18,420		US Bancorp.	441,343
37,355		Verizon Communications, Inc.	1,028,010
1,800		VF Corp.	139,230
17,400	@	Viacom - Class B	584,814
4,100		Visa, Inc.	297,086
6,800		Vulcan Materials Co.	343,264
19,200		Walgreen Co.	615,168
31,367		Wal-Mart Stores, Inc.	1,585,916
10,500		Walt Disney Co.	350,910
200		Washington Post	93,146
9,300	@	WellPoint, Inc.	477,090
77,871		Wells Fargo & Co.	2,234,119
100	@	Western Digital Corp.	3,481
16,200	S	Western Union Co.	258,552
900		Whirlpool Corp.	93,996
2,000	@	Whole Foods Market, Inc.	80,860
46,900		Williams Cos., Inc.	926,275
1,800		Wynn Resorts Ltd.	150,984
28,800	S	Xerox Corp.	268,128
27,700		Xilinx, Inc.	677,265
7,900		XTO Energy, Inc.	337,646
9,600	@, S	Yahoo!, Inc.	147,264
			127,188,856
		Total Common Stock
		(Cost $214,525,175)	214,047,897
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Australia: 0.2%
66,777		CFS Retail Property Trust	108,840
100,204		Mirvac Group	108,663
24,710		Westfield Group	265,698
			483,201
		France: 0.1%
1,081		Gecina S.A.	87,909
4,091		Klepierre	108,436
409		Unibail	62,312
			258,657
		Hong Kong: 0.0%
29,500		Link Real Estate Investment Trust	70,265
			70,265
		Japan: 0.1%
46		Japan Prime Realty Investment Corp.	103,476
86		Japan Retail Fund Investment Corp.	102,957
			206,433

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares				Value
		Netherlands: 0.1%
2,386		Corio NV		$113,001
				113,001
		Singapore: 0.1%
64,550		Ascendas Real Estate Investment Trust		87,560
64,000		CapitaMall Trust		84,129
				171,689
		United Kingdom: 0.0%
6,099		Segro PLC		25,051
				25,051
		United States: 0.9%
14,800		Apartment Investment & Management Co.		305,324
1,500		AvalonBay Communities, Inc.		147,090
500		HCP, Inc.		15,930
3,500		Plum Creek Timber Co., Inc.		122,570
4,900	S	Prologis		55,762
6,000		Public Storage, Inc.		556,140
10,269		Simon Property Group, Inc.		873,173
				2,075,989
		Total Real Estate Investment Trusts
		(Cost $3,113,788)		3,404,286
EXCHANGE-TRADED FUNDS: 0.9%
		Developed Markets: 0.9%
40,000		iShares MSCI EAFE Index Fund		1,932,800
		Total Exchange-Traded Funds
		(Cost $2,000,200)		1,932,800
PREFERRED STOCK: 0.2%
		Germany: 0.2%
9,343		Henkel KGaA - Vorzug		434,453
1,561		RWE AG		105,077
		Total Preferred Stock
		(Cost $570,614)		539,530
RIGHTS: 0.0%
		Australia: 0.0%
5,800	I, X	Nufarm Ltd.		983
				983
		France: 0.0%
985		Air Liquide SA		6,408
				6,408
		United Kingdom: 0.0%
13,553		National Grid PLC		26,901
				26,901
		Total Rights
		(Cost $ - )		34,292
		Total Long-Term Investments
		(Cost $220,209,777)		219,958,805
SHORT-TERM INVESTMENTS: 1.7%
		Affiliated Mutual Fund: 1.7%
3,924,000		ING Institutional Prime Money Market Fund - Class I		3,924,000
		Total Short-Term Investments
		(Cost $3,924,000)		3,924,000
		Total Investments in Securities
		(Cost $224,133,777)*	97.4%	$223,882,805
		Other Assets and Liabilities - Net	2.6	6,030,469
		Net Assets	100.0%	$229,913,274

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $229,188,827.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,935,338
		Gross Unrealized Depreciation		(18,241,360)
		Net Unrealized Depreciation		$(5,306,022)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	9.9%
Consumer Staples	10.4
Energy	9.1
Financials	18.5
Health Care	9.8
Industrials	11.0
Information Technology	12.4
Materials	5.9
Telecommunication Services	3.7
Utilities	4.1
Other Long-Term Investments	0.9
Short-Term Investments	1.7
Other Assets and Liabilities - Net	2.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	5/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$6,916,404	$—	$6,916,404
Austria	—	346,710	—	346,710
Barbados	645,117	—	—	645,117
Belgium	89	1,046,752	—	1,046,841
Denmark	—	535,938	—	535,938
Finland	—	1,004,905	—	1,004,905
France	—	7,137,484	—	7,137,484
Germany	—	6,184,808	—	6,184,808
Greece	—	608,861	—	608,861
Hong Kong	—	2,241,613	—	2,241,613
Italy	—	3,004,616	—	3,004,616
Japan	78,167	20,690,353	—	20,768,520
Kazakhstan	—	323,927	—	323,927
Netherlands	—	5,724,191	—	5,724,191
New Zealand	—	24,540	—	24,540
Norway	—	25,931	—	25,931
Portugal	—	364,114	—	364,114
Singapore	—	1,000,169	—	1,000,169
Spain	—	3,565,479	—	3,565,479
Sweden	—	2,250,606	—	2,250,606
Switzerland	—	7,114,359	—	7,114,359
United Kingdom	244,657	15,779,251	—	16,023,908
United States	127,188,856	—	—	127,188,856
Total Common Stock	128,156,886	85,891,011	—	214,047,897
Real Estate Investment Trusts	2,075,989	1,328,297	—	3,404,286
Exchange-Traded Funds	1,932,800	—	—	1,932,800
Preferred Stock	—	539,530	—	539,530
Rights	26,901	7,391	—	34,292
Short-Term Investments	3,924,000	—	—	3,924,000
Total Investments, at value	$136,116,576	$87,766,229	$—	$223,882,805
Other Financial Instruments+:
Forward foreign currency contracts	—	5,740,095	—	5,740,095
Futures	9,956	—	—	9,956
Total Assets	$136,126,532	$93,506,324	$—	$229,632,856

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(854,142)	$—	$(854,142)
Futures	(226,088)	—	—	(226,088)
Written options	—	(1,900,863)	—	(1,900,863)
Total Liabilities	$(226,088)	$(2,755,005)	$—	$(2,981,093)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

At May 31, 2010 the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro
EUR 2,800,000	BUY	7/2/10	$3,573,788	$3,437,259	$(136,529)
British Pound
GBP 1,100,000	BUY	7/2/10	1,654,831	1,590,869	(63,962)
					$(200,491)

Australian Dollar
AUD 10,310,000	SELL	7/2/10	$9,514,171	$8,703,799	$810,372
Swiss Franc
CHF 9,410,000	SELL	7/2/10	8,790,022	8,124,232	665,790
EU Euro
EUR 27,695,000	SELL	7/2/10	37,045,026	33,998,170	3,046,856
British Pound
GBP 14,420,000	SELL	7/2/10	22,081,923	20,854,846	1,227,077
Japanese Yen
JPY 2,080,000,000	SELL	7/2/10	22,237,427	22,891,078	(653,651)
					$5,096,444

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on May 31, 2010:

				Unrealized
	Number of		Market	Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
S&P 500 E-Mini	19	06/18/10	$1,034,075	$(3,361)
S&P 500 E-Mini	11	09/17/10	596,310	9,956
S&P 500®	10	06/17/10	2,721,250	(222,727)
			$4,351,635	$(216,132)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
3,260	The Royal Bank of Scotland	Dow Jones Euro Stoxx 50	06/10/10	2,645.1600	EUR	$353,954	$(155,240)
3,000	Morgan Stanley	Dow Jones Euro Stoxx 50	06/24/10	2,590.3200	EUR	310,916	(327,365)
1,340	The Royal Bank of Scotland	FTSE 100 Index	06/10/10	5,291.5600	GBP	242,767	(75,262)
1,360	Morgan Stanley	FTSE 100 Index	06/24/10	5,133.7470	GBP	264,215	(296,311)
105,000	Barclays Bank PLC	Nikkei 225 Index	06/10/10	10,420.9900	JPY	334,530	(25,384)
110,000	Barclays Bank PLC	Nikkei 225 Index	06/24/10	9,739.1300	JPY	371,125	(387,422)
38,435	Morgan Stanley	S&P 500® Index	06/07/10	1,165.8700	USD	1,084,409	(20,929)
46,971	Morgan Stanley	S&P 500® Index	06/15/10	1,115.0500	USD	1,599,832	(612,950)

						$4,561,748	$(1,900,863)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of May 31, 2010:

Derivatives Fair Value*
Equity contracts	$(2,116,995)
Foreign exchange contracts	4,885,953
Total	$2,768,958

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 21, 2010